FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	3 Months Ended
Mar. 31, 2025
SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

March 31, 2025	Level 1	Level 3	Total
Equity securities in investee companies	$21,459	$-	$21,459
Derivative liability	-	(2,040,291)	(2,040,291)
Total	$21,459	$(2,040,291)	$(2,018,832)

December 31, 2024	Level 1	Level 3	Total
Equity securities in investee companies	$14,286	$-	$14,286
Derivative liability	-	(2,198,121)	(2,198,121)
Total	$14,286	$(2,198,121)	$(2,183,835)

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Three months ended March 31, 2025	Year ended December 31, 2024
Volatility	20%	$29,994	$201,109